Insurance Receivable and Impairment	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Insurance Receivable And Impairment Text Block

(3) Insurance Receivable and Impairment

In August 2016, one of the Company’s customers filed for bankruptcy and the book value of its owned containers, net on operating leases and direct financing leases with this customer was $178,344 and $88,171, respectively. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from this customer, the cost to recover containers, up to 183 days of lost lease rental income and defaulted accounts receivable. During the year ended December 31, 2016, the Company recorded a total container impairment of $22,149 representing $17,399 to write down the containers on direct finance leases with this customer to the lower of estimated fair market value or net book value and $4,750 insurance deductible.  As of December 31, 2016, an insurance receivable of $39,321, net of insurance deductible of $4,750, was recorded for estimated unrecoverable containers of $24,912 (or 10% of the containers on lease to the customer) as a reduction to containers, net and $19,159 of recovery costs recorded as a reduction to direct container expense on the Company’s owned fleet. The Company also recorded bad debt expense of $18,992, net of estimated insurance proceeds of $2,592, to fully reserve for the customer’s outstanding accounts receivable during the year ended December 31, 2016. During the recent quarters in 2017, the Company reassessed its estimate of unrecoverable containers to actual amount of unrecoverable containers commensurate with the insurance claim filing. Accordingly, the Company recorded a $7,592 reduction to the insurance receivable and addition to the containers, net, for the year ended December 31, 2017. An additional insurance receivable of $32,067 was also recorded for the year ended December 31, 2017 for recovery costs that are reimbursable as reduction to direct container expense. For the year ended December 31, 2017, the Company received a total of $50,479 insurance proceeds for the Company’s owned fleet, which was recorded as a reduction to the insurance receivable.

Insurance receivable recorded on the Company’s owned fleet related to this bankrupt customer are as follows:

Estimated unrecoverable containers, net of insurance deductible	$20,162
Recovery costs	19,159
Accounts receivable coverage by insurance	2,592
Insurance receivable associated with this bankruptcy customer as of December 31, 2016	41,913
Recovery costs	32,067
Insurance proceeds received	(50,479)
Reassessment associated with estimate of unrecoverable containers to actual amount of loss commensurate with the insurance claim filing	(7,592)
Insurance receivable to this bankruptcy customer as of December 31, 2017	$15,909

In August 2015, one of the Company’s customers became insolvent and containers on operating and direct financing leases to the customer were deemed unlikely to be recovered. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from its customers, the cost to recover containers and up to 183 days of lost lease rental income.  Accordingly, during the year ended December 31, 2015, an impairment was recorded to write off containers, net and net investment in direct financing and sales-type leases with book values of $8,815 and $2,903, respectively. In addition, bad debt expense of $2,574 was recorded in the condensed consolidated statements of comprehensive (loss) income for the year ended December 31, 2015 to fully reserve for the customer’s outstanding accounts receivable.  As of December 31, 2015, an insurance receivable of $11,436 was recorded for $8,796 of estimated proceeds for containers unlikely to be recovered, $1,685 of recovery costs recorded as a reduction to direct container expense and $955 of lost lease rental income recorded as a reduction to container impairment. The impairment net of estimated insurance proceeds of $1,968 was recorded in container impairment in the condensed consolidated statements of comprehensive (loss) income for the year ended December 31, 2015.  An additional insurance receivable of $1,007 was recorded for the year ended December 31, 2016 for $768 of recovery costs recorded as a reduction to direct container expense and $239 of lost lease rental income recorded as a reduction to container impairment for the years ended December 31, 2016. For the year ended December 31, 2016, the Company received a total of $8,250 insurance proceeds for the Company’s owned fleet, which was recorded as a reduction to the insurance receivable. In addition, the Company received final insurance proceeds of $3,592 for the Company’s owned fleet during the first quarter of 2017 and accordingly, wrote-off the remaining balance of insurance receivable of $1,321 recorded a $469 increase to containers, net, a $1,052 increase to container impairment and a $200 reduction to recovery costs for the year ended December 31, 2016. A further allocation of $720 insurance receivable, $200 to recovery costs and a $920 reduction to container impairment was recorded for the year ended December 31, 2017.

Insurance receivable recorded on the Company’s owned fleet related to this insolvency customer are as follows:

Insurance receivable associated with this insolvency customer as of December 31, 2015	$11,436
Recovery costs	768
Lost lease rental income	239
Wrote off of remaining balance of insurance receivable per final insurance proceeds received	(1,321)
Insurance proceeds received	(8,250)
Insurance receivable associated with this insolvency customer as of December 31, 2016	2,872
Allocation adjustment on insurance receivable per final insurance proceeds received	720
Final insurance proceeds received	(3,592)
Insurance receivable to this insolvency customer as of December 31, 2017	$-